Dispositions (Narrative) (Details) $ in Millions, $ in Millions		3 Months Ended				5 Months Ended		12 Months Ended
	Jun. 04, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Aug. 05, 2024 CAD ($)	Dec. 31, 2022 CAD ($)
Details of the assets and liabilities classified as held for sale [Line items]
Goodwill		$ 5,858				$ 5,858		$ 5,858		$ 5,871		$ 6,012
Goodwill impairment charge								214		$ 0
NMGC
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Value											$ 1,300
Goodwill											$ 366
Goodwill impairment charge			$ 210	$ 155				210	$ 155
Goodwill impairment charge, net of tax			198	$ 146				198	$ 146
Estimated future transaction costs			16
Estimated future transaction costs, net of tax			12
Incurred transaction costs			9
Incurred transaction costs, net of tax			$ 7
Depreciation and amortization						26	$ 19
LIL
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Value	$ 1,200
Proceeds on disposition of business	$ 957
Percent of equity interest sold	31.10%
Amount of contractual obligation to fund the remaining initial capital investment	$ 235
Cash proceeds held in escrow	$ 30
Escrow proceeds receivable		25				$ 25		$ 25
Disposition, gain on disposition					$ 182
Disposition, gain on disposition, net of tax					$ 107
Tax benefit due to reversal of a prior year valuation allowance related to loss carryforwards		$ 22